Other Operating Expenses, Net - Summary of Other Operating Income (Expenses) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)		R$ (547,689)
Write-off-Others intangible (b)	R$ (20,085)
Gain on remeasurement of interest previously held of Catanduva (Note 9)	2,032	724
Gain from the sale of Leccaros Participações S.A (Note 10.2.2)	18,784
Gain on sale of property, plant and equipment	17	415	R$ 2,123
Donations	(3,122)	(3,249)	(1,883)
Realization of tax credit relating to prior periods (a)	6,712	9,679	13,298
Other operating expenses, net	(7,682)	(1,509)	(28,434)
Total	(576,506)	(31,125)	(80,551)
Call Options [member]
Disclosure Of Other Operating Income Expenses [line items]
Write-off of the CDR Pedreira call option			(20,865)
Other Assets Requiring an Impairment Test [member]
Disclosure Of Other Operating Income Expenses [line items]
Write-off of the CDR Pedreira call option	(25,473)
CTR Itaborai [member]
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)	(9,626)	(36,781)	R$ (44,790)
Resicontrol Solucoes Ambientais Ltda. [member]
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)	(69,694)
Geo Vision Solues Ambientais E Energia SA [member]
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)	(242,489)
Viva Ambiental e Servicos S.A. [member]
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)	(217,935)
Agua E Solo Ltda [member]
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)	R$ (7,945)
Ambiental Sul Brasil Central Regional De Tratamento De Residuos Ltda [member]
Disclosure Of Other Operating Income Expenses [line items]
Impairment-Água e Solo (Note 12)		R$ (404)